CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Total Revenues	$ 568,275	$ 977,267
Cost of Sales	352,323	552,552
Gross Margin	215,952	424,715
Selling, General and Administrative	344,651	368,399
Research and Development	450	11,055
Legal Expense	27,427	15,391
Loss from operations	(156,576)	29,870
Interest expense	(42,403)	(47,431)
Net loss	(198,979)	(17,561)
Less: Net loss attributable to the non-controlling interest	(6,821)	(12,666)
Net Loss attributable to common stockholders	$ (192,158)	$ (4,895)
Profit (Loss) per share - basic	$ (0.01)	$ 0.00
Basic weighted average number of common shares	26,717,729	26,200,068